Loans And Allowance For Credit Losses (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Sep. 30, 2013 Minimum [Member]	Mar. 31, 2013 Minimum [Member]	Sep. 30, 2013 Commercial And Residential [Member]	Sep. 30, 2012 Commercial And Residential [Member]	Sep. 30, 2013 Commercial [Member] Minimum [Member]	Sep. 30, 2013 Commercial [Member] Normal [Member]	Sep. 30, 2013 Commercial [Member] Close Watch [Member]	Sep. 30, 2013 Commercial [Member] Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]	Sep. 30, 2013 Card [Member] Minimum [Member]	Sep. 30, 2013 UNBC [Member]	Sep. 30, 2013 UNBC [Member] Minimum [Member]	Sep. 30, 2013 Residential [Member] Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day		90 days	90 days
Loans contractually past due before being placed on nonaccrual status, in month						1 month				3 months		3 months	6 months
Nonaccrual loans that were modified, amount				¥ 369,000,000,000	¥ 361,000,000,000
Loans contractually past due before becoming defaulted loans, in month						1 month				1 month			6 months
Loans contractually past due before becoming defaulted loans, in day												60 days
Internal borrower ratings							1-9	10-12	13-15
Significant purchases of loans											329,000,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	¥ 204,956,000,000